Income Taxes, Deferred Tax Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	$ 113
Balance at end of year	122	$ 113
Deferred tax asset valuation allowance
Deferred tax valuation allowance, rollfoward
Balance at beginning of year	113	114	$ 79
Charged (credited) to income tax expense	9	(1)	35
Balance at end of year	$ 122	$ 113	$ 114